As filed with the Securities and Exchange Commission on November 29, 2012
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-22708)

Brown Advisory Funds
(Exact name of registrant as specified in charter)

901 South Bond Street, Suite 400
Baltimore, MD 21231
(Address of principal executive offices) (Zip code)

David M. Churchill
President
Brown Advisory Funds
901 South Bond Street, Suite 400
Baltimore, MD 21231
(Name and address of agent for service)

(410) 537-5400
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.

Brown Advisory Winslow Sustainability Fund
Schedule of Investments
September 30, 2012 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 96.4%
Consumer Discretionary - 16.6%
2,572	BorgWarner, Inc. *	177,751
433	Chipotle Mexican Grill, Inc. *	137,495
7,253	Johnson Controls, Inc.	198,732
13,234	LKQ Corp. *	244,829
2,889	Nike, Inc.	274,195
5,461	Starbucks Corp.	277,146
4,103	TJX Companies, Inc.	183,773
		1,493,921
Consumer Staples - 3.8%
3,814	Church & Dwight Co., Inc.	205,918
1,445	Whole Foods Market, Inc.	140,743
		346,661
Energy - 3.2%
17,828	Denbury Resources, Inc. *	288,100
Health Care - 2.5%
2,687	Waters Corp. *	223,908
Industrials - 26.1%
1,560	Acuity Brands, Inc.	98,732
2,803	Canadian National Railway Co.	247,309
5,230	Clean Harbors, Inc. *	255,486
954	Cummins, Inc.	87,968
6,675	Danaher Corp.	368,126
3,410	J.B. Hunt Transport Services, Inc.	177,456
3,987	Pall Corp.	253,135
3,381	Stericycle, Inc. *	306,049
5,692	Verisk Analytics, Inc. *	270,996
3,612	Wabtec Corp.	290,007
		2,355,264
Information Technology - 34.3%
5,923	Accenture PLC	414,788
4,132	ANSYS, Inc. *	303,289
722	Apple, Inc.	481,762
7,686	Arm Holdings PLC	215,054
9,593	EMC Corp. *	261,601
491	Google, Inc. *	370,460
1,589	International Business Machines Corp.	329,638
3,872	Intuit, Inc.	227,983
3,641	QUALCOMM, Inc.	227,526
5,346	Trimble Navigation, Ltd. *	254,790
		3,086,891
Materials - 9.9%
5,085	Ecolab, Inc.	329,559
3,207	Praxair, Inc.	333,143
3,236	Sigma-Aldrich Corp.	232,895
		895,597
Total Common Stocks (Cost $8,392,737)		8,690,342

Short-Term Investments - 4.2%
Money Market Funds - 4.2%
375,801	Cash Account Trust - Government & Agency Securities Portfolio, 0.03% #	375,801
Total Short Term Investments (Cost $375,801)		375,801

Total Investments - 100.6% (Cost $8,768,538)		9,066,143
Liabilities in Excess of Other Assets - (0.6)%		(55,937)
NET ASSETS - 100.0%		$9,010,206

* Non-Income Producing.
# Annualized seven-day yield as of September 30, 2012.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows+:

Cost of investments	$8,768,538
Gross unrealized appreciation	433,822
Gross unrealized depreciation	(136,217)
Net unrealized appreciation	$297,605

+ Tax adjustments are calculated annually as of the Fund's fiscal year end.
The first tax adjustments for the Fund will be calculated as of June 30, 2013.  The above amounts do not reflect any tax adjustments.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at September 30, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2012:

	Level 1	Level 2	Level 3

Common Stocks	$8,690,342	$-	$-
Short-Term Investments	$375,801	$-	$-
Total Investments	$9,066,143	$-	$-

Brown Advisory Tax Exempt Bond Fund
Schedule of Investments
September 30, 2012 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 96.7%
General Obligation Bonds - 32.9%
750,000	Blue Mountain School District Callable 10/01/2014 @ 100 ^	4.45%	10/01/2026	812,355
665,000	Charleston County Capital Improvement	4.00%	11/01/2013	692,551
1,090,000	City of Annapolis - Public Improvements & Refunding Series A	4.00%	08/01/2017	1,259,190
2,500,000	City of Chicago - Modern Schools Across Chicago Series A	5.00%	12/01/2019	3,014,299
400,000	City of Leawood Refunding & Improvement Series A	2.00%	09/01/2013	406,568
650,000	City of Leawood Refunding & Improvement Series A	2.00%	09/01/2014	670,573
2,000,000	City of Rochester Series 1	4.00%	08/15/2016	2,247,140
1,625,000	City School District - Classroom Facilities Construction & Improvement Series, Callable 12/01/2013 @ 100 ^	5.00%	12/01/2031	1,714,603
2,500,000	Commonwealth of Pennsylvania First Series, Callable 07/01/2015 @ 100 ^	5.00%	07/01/2016	2,820,675
1,175,000	Commonwealth of Puerto Rico - Public Improvement Series A, Callable 07/01/2013 @ 100 ^	5.25%	07/01/2016	1,220,073
1,000,000	Cook County Refunding Series A	5.00%	11/15/2019	1,210,470
2,000,000	Cook County Refunding Callable 11/15/2019 @ 100 ^	5.00%	11/15/2021	2,337,600
1,765,000	Fort Bend Independent School District - Unlimited Tax School Building Callable 08/15/2014 @ 100 ^	5.00%	08/15/2020	1,921,061
1,155,000	Frisco Independent School District - Unlimited Tax School Building & Refunding Series A	5.00%	08/15/2019	1,448,520
600,000	Garden State Preservation Trust - Open Space & Farmland Preservation Series A, Callable 11/01/2015 @ 100 ^	5.80%	11/01/2018	698,544
500,000	Indianapolis Local Public Improvement Bond Bank Refunding Series B	3.00%	02/01/2016	538,775
1,000,000	Jackson Local School District - School Facilities Construction & Improvement Callable 06/01/2014 @ 100 ^	5.00%	12/01/2020	1,079,030
1,000,000	Las Vegas Water District - Water Bonds Series B	4.00%	06/01/2016	1,116,810
480,000	New Jersey Transportation Trust Fund Authority - Transportation System	5.25%	12/15/2013	508,392
2,500,000	New York City Transitional Finance Authority Future Tax Secured Tax-Exempt Subordinate Series B	5.00%	11/01/2016	2,947,924
500,000	North Dakota Housing Finance Agency - Housing Finance Program Non-AMT	2.80%	01/01/2022	505,700
650,000	North Dakota Housing Finance Agency - Housing Finance Program Non-AMT	2.80%	07/01/2022	658,600
500,000	Poudre School District R-1 Callable 12/15/2013 @ 100 ^	5.75%	12/15/2021	533,660
750,000	Purdue University Student Fee Series AA	4.00%	07/01/2014	798,150
1,330,000	South Carolina State Highway Refunding - Coastal Carolina University Series A	4.00%	06/01/2014	1,413,032
2,000,000	State of Connecticut Series D	5.00%	11/01/2019	2,495,140
2,000,000	State of Illinois Refunding	4.00%	08/01/2014	2,112,980
2,000,000	State of Minnesota - State Trunk Highway Series B	5.00%	08/01/2015	2,262,000
2,000,000	State of New Jersey Series Q	5.00%	08/15/2019	2,492,680
690,000	State of Tennessee Series A	5.00%	10/01/2012	690,283
1,010,000	State of Wisconsin Series A	5.00%	05/01/2015	1,129,251
1,535,000	University of Texas System - Permanent University Fund Series B, Callable 07/01/2014 @ 100 ^	5.00%	07/01/2026	1,662,697
2,045,000	Westfield Washington Multi-School Building Corp. First Mortgage Series A, Callable 01/15/2014 @ 100 ^	5.00%	07/15/2021	2,171,054
				47,590,380
Revenue Bonds - 63.8%
700,000	Alabama 21st Century Authority - Tobacco Settlement Series A	4.00%	06/01/2015	757,610
500,000	Arizona Health Facilities Authority Hospital Refunding - Phoenix Children's Hospital Series A	5.00%	02/01/2020	570,635
1,850,000	Arizona Health Facilities Authority Hospital Refunding - Phoenix Children's Hospital Series A	5.00%	02/01/2021	2,102,322
200,000	Board of Supervisors of Louisiana State University & Agricultural & Medical College Auxiliary Refunding	4.00%	07/01/2017	226,664
225,000	Board of Supervisors of Louisiana State University & Agricultural & Medical College Auxiliary Refunding	4.00%	07/01/2018	257,857
250,000	Board of Supervisors of Louisiana State University & Agricultural & Medical College Auxiliary Refunding	5.00%	07/01/2022	310,173
1,050,000	Broward County - Airport System Non-AMT Series Q-1	5.00%	10/01/2019	1,270,301
1,000,000	California State University Systemwide Refunding Series B	5.00%	11/01/2013	1,052,140
535,000	City of Bolivar - Electric System Revenue Refunding & Improvement Callable 05/01/2014 @ 100 ^	4.38%	05/01/2028	570,107
2,000,000	City of Chicago - Chicago O'Hare International Airport Third Lien Non-AMT Series B	5.00%	01/01/2017	2,329,480
750,000	City of Jacksonville - Better Jacksonville Sales Tax Refunding	5.00%	10/01/2025	918,743
1,500,000	City of Lincoln - Lincoln Electric System Refunding	4.00%	09/01/2015	1,655,385
1,415,000	City of Miami Beach Health Facilities Authority Hospital Refunding - Mount Sinai Medical Center of Florida	5.00%	11/15/2021	1,599,799
500,000	City of Miami Florida Healthcare Facilities Authority Healthcare System - Catholic Health East Series B, Callable 11/15/2013 @ 100 ^	5.13%	11/15/2024	527,235
1,000,000	City of Philadelphia - Water & Wastewater Refunding	5.25%	12/15/2014	1,073,550
1,635,000	Collier County Florida - Gas Tax Refunding Callable 06/01/2020 @ 100 ^	5.00%	06/01/2021	1,914,307
2,405,000	Colorado Health Facilities Authority Revenue & Refunding - Covenant Retirement Communities, Inc. Series A, Callable 12/01/2022 @ 100 ^	5.00%	12/01/2027	2,590,931
335,000	Cook County Sales Tax Revenue	4.00%	11/15/2015	370,192
750,000	Dallas/Fort Worth International Airport Joint Revenue Refunding & Improvement Series C	4.00%	11/01/2017	854,018
700,000	Dormitory Authority of the State of New York - Columbia University Callable 07/01/2013 @ 100 ^	5.13%	07/01/2021	726,138
2,000,000	Harris County Cultural Education Facilities Finance Corp. Medical Facilities Mortgage Refunding - Baylor College of Medicine Series A	5.00%	11/15/2020	2,338,980
1,975,000	Highlands County Florida Health Facilities Hospital Refunding Callable 11/15/2016 @ 100 ^	5.13%	11/15/2017	2,290,862
775,000	Indiana Finance Authority - First Lien Wastewater Utility Series A	4.00%	10/01/2015	853,438
725,000	Indiana Finance Authority - First Lien Wastewater Utility Series A	4.00%	10/01/2016	818,177
500,000	Industrial Development Authority of Fairfax County Health Care Revenue - Inova Health System Project Series A	4.00%	05/15/2016	560,060
1,820,000	JEA Electric System Subordinated Series B	5.00%	10/01/2017	2,176,229
1,975,000	JEA St. Johns River Power Park System Refunding Issue 2 Series 23	5.00%	10/01/2013	2,069,425
1,280,000	Kansas Development Finance Authority - Wichita State University Series A, Callable 06/01/2020 @ 100 ^	5.00%	06/01/2021	1,549,990
2,250,000	Kansas Development Finance Authority Hospital Revenue Refunding - Adventist Health System/Subelt Obligated Group Callable 05/15/2022 @ 100 ^	5.00%	11/15/2028	2,626,965
1,035,000	Lower Colorado River Authority Refunding Series B	5.00%	05/15/2018	1,256,107
1,000,000	Maryland Health & Higher Educational Facilities Authority - Greater Baltimore Medical Center	3.50%	07/01/2015	1,068,260
500,000	Maryland Health & Higher Educational Facilities Authority - MedStar Health	4.00%	08/15/2016	546,115
1,315,000	Metropolitan Government of Nashville & Davidson County - District Energy System Tax Refunding Series A	3.00%	10/01/2015	1,413,651
2,500,000	Metropolitan Government of Nashville & Davidson County Electric System Series A	5.00%	05/15/2016	2,900,799
425,000	Metropolitan Transportation Authority - Transportation Refunding Series D	3.00%	11/15/2016	460,619
2,900,000	Metropolitan Transportation Authority New York Revenue Refunding Series F	5.00%	11/15/2017	3,443,517
1,500,000	Miami-Dade County - Transit System Sales Surtax	3.00%	07/01/2015	1,599,825
2,500,000	Miami-Dade County Florida Transit System Sales Surtax Callable 07/01/2022 @ 100 ^	5.00%	07/01/2023	3,045,399
1,500,000	Michigan Finance Authority - Clean Water Revolving Fund Refunding	5.00%	10/01/2017	1,813,365
460,000	Monroeville Finance Authority - UPMC	3.00%	02/15/2014	475,884
1,250,000	Monroeville Finance Authority - UPMC	5.00%	02/15/2027	1,487,750
1,000,000	Montgomery County Higher Education & Health Authority - Abington Memorial Hospital Obligated Group Series A, Callable 06/01/2022 @ 100 ^	5.00%	06/01/2024	1,173,070
1,050,000	Municipal Energy Agency of Nebraska - Power Supply System Refunding Series A	5.00%	04/01/2021	1,290,072
2,080,000	New Jersey Educational Facilities Authority - Montclair State University Callable 07/01/2015 @ 100 ^	5.00%	07/01/2032	2,345,574
1,000,000	North Carolina Eastern Municipal Power Agency - Power System Refunding Series D	5.00%	01/01/2016	1,135,320
500,000	North Carolina Medical Care Commission Health Care Facilities - WakeMed Series A	2.00%	10/01/2013	507,130
2,000,000	North Carolina Medical Care Commission Refunding - WakeMed Health Care Facilities Series A, Callable 10/01/2022 @ 100 ^	5.00%	10/01/2023	2,373,480
2,000,000	Pennsylvania Higher Educational Facilities Authority - University of Pennsylvania Health System Series A, Callable 08/15/2022 @ 100 ^	5.00%	08/15/2026	2,375,340
2,020,000	Pennsylvania Turnpike Commission - Senior Lien Turnpike Series A	5.00%	12/01/2022	2,512,638
1,500,000	Public Utility No. 1 of Clark County - Generating System Refunding	5.00%	01/01/2016	1,698,840
500,000	Railsplitter Tobacco Settlement Authority	4.00%	06/01/2013	511,270
2,500,000	Railsplitter Tobacco Settlement Authority	5.25%	06/01/2020	2,947,299
1,855,000	South Florida Water Management District - Land Acquisition Refunding	5.25%	10/01/2014	2,018,741
810,000	St. Mary's College of Maryland - Academic Fees & Auxiliary Facilities Fees Refunding Series A	2.00%	09/01/2016	845,721
2,090,000	State of Connecticut Health & Educational Facilities Authority - Bridgeport Hospital Series D	5.00%	07/01/2018	2,448,602
1,000,000	State of Illinois Department of Employment Security - Unemployment Insurance Fund Building Receipts Series A	5.00%	06/15/2016	1,159,270
1,000,000	State of Wisconsin Transportation Series 2	4.00%	07/01/2018	1,167,760
1,500,000	Triborough Bridge & Tunnel Authority - MTA Bridges & Tunnels Refunding Series B	5.00%	11/15/2016	1,772,295
1,770,000	University of Colorado Hospital Authority Series A, Callable 11/15/2022 @ 100 ^	5.00%	11/15/2036	1,947,920
1,315,000	University of North Carolina at Greensboro Refunding Series A	5.00%	04/01/2018	1,583,694
1,000,000	Virginia Resources Authority - Virginia Pooled Financing Program Infrastructure Non-AMT Series B	5.00%	11/01/2017	1,214,490
1,000,000	Virginia Resources Authority - Virginia Pooled Financing Program Infrastructure Non-AMT Series B	5.00%	11/01/2018	1,239,680
1,170,000	Wisconsin Health & Educational Facilities Authority - Froedtert Health, Inc. Obligated Group Series A, Callable 10/01/2022 @ 100 ^	5.00%	04/01/2032	1,325,025

				92,066,235
Total Municipal Bonds (Cost $138,709,169)				139,656,615

Shares
Short-Term Investments - 6.5%
Money Market Funds - 6.5%
9,383,483	Cash Account Trust, 0.01% #	9,383,483
Total Short-Term Investments (Cost $9,383,483)		9,383,483

Total Investments - 103.2% (Cost $148,092,652)		149,040,098
Liabilities in Excess of Other Assets - (3.2)%		(4,674,693)
TOTAL NET ASSETS - 100.0%		$144,365,405

^ Continuously callable with 30 days notice.
# Annualized seven-day yield as of September 30, 2012.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows+:

Cost of investments	$148,092,652
Gross unrealized appreciation	1,021,011
Gross unrealized depreciation	(73,565)
Net unrealized appreciation	$947,446

+ Tax adjustments are calculated annually as of the Fund's fiscal year end.  The first tax adjustments for the Fund will be calculated as of June 30, 2013.  The above amounts do not reflect any tax adjustments.

Summary of Fair Value Disclosure at September 30, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2012:

	Level 1	Level 2	Level 3

Municipal Bonds	$-	$139,656,615	$-
Short-Term Investments	$9,383,483	$-	$-
Total Investments	$9,383,483	$139,656,615	$-

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brown Advisory Funds

By (Signature and Title* /s/ David M. Churchill
  David M. Churchill, President

Date 11/28/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David M. Churchill
                   David M. Churchill, President

Date 11/28/2012

By (Signature and Title)* /s/ Jason T. Meix
   Jason T. Meix, Treasurer

Date 11/28/2012

* Print the name and title of each signing officer under his or her signature.